UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00043

DWS Investment Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2014

Semiannual Report

to Shareholders

DWS Capital Growth Fund

Contents
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Management Team
6 Portfolio Summary
8 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
25 Notes to Financial Statements
35 Information About Your Fund's Expenses
37 Advisory Agreement Board Considerations and Fee Evaluation
42 Account Management Resources
44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

The economic recovery appears to be gaining traction here in the United States and across much of the globe. Still, the data we see on television and the Internet provide a mixed message. Corporate profit growth may be decelerating, but manufacturing and the housing market are strengthening. Employment numbers are not as strong as one would expect, yet consumer confidence is resilient. All in all, economic growth has been sufficient for the Federal Reserve to taper its bond-buying program.

What lies ahead? Randy Brown, co-chief investment officer for Deutsche Asset & Wealth Management, suggests that "despite the slowdown in some emerging economies, global growth is likely to remain solid." And "as a result of stable economic growth and continued tapering, we expect the yields of long U.S. Treasuries to increase eventually."

Does this view suggest the need for a change in strategy? The answer will depend on your current asset allocation as well as whether a change has occurred in your personal circumstances, objectives or investment time horizon. A trusted financial advisor who fully understands your specific situation and goals can be the best resource when weighing any major decisions. In any case, we believe that some measure of diversification across a variety of securities and asset classes makes sense. Although it doesn't insure against loss or guarantee a profit, diversification can help your portfolio weather short-term market fluctuations. And that is a helpful strategy in any environment.

Best regards,
Brian Binder
President, DWS Funds

Performance Summary March 31, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	10.92%	22.39%	17.92%	6.93%
Adjusted for the Maximum Sales Charge (max 5.75% load)	4.54%	15.35%	16.53%	6.30%
Russell 1000® Growth Index†	11.67%	23.22%	21.68%	7.86%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	10.36%	21.20%	16.80%	6.14%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	6.36%	18.20%	16.69%	6.14%
Russell 1000® Growth Index†	11.67%	23.22%	21.68%	7.86%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	10.48%	21.42%	17.00%	6.08%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	9.48%	21.42%	17.00%	6.08%
Russell 1000® Growth Index†	11.67%	23.22%	21.68%	7.86%
Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
No Sales Charges	10.71%	21.95%	17.56%	6.60%
Russell 1000® Growth Index†	11.67%	23.22%	21.68%	7.86%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
No Sales Charges	11.06%	22.70%	18.22%	7.20%
Russell 1000® Growth Index†	11.67%	23.22%	21.68%	7.86%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
No Sales Charges	11.07%	22.74%	18.30%	7.32%
Russell 1000® Growth Index†	11.67%	23.22%	21.68%	7.86%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2014 are 1.01%, 1.98%, 1.79%, 1.39%, 0.75% and 0.70% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Russell 1000 Growth Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value
3/31/14	$73.49	$68.26	$68.05	$73.20	$74.00	$73.96
9/30/13	$70.56	$65.97	$65.72	$70.24	$71.12	$71.11
Distribution Information as of 3/31/14
Income Dividends, Six Months	$.21	$—	$—	$—	$.41	$.45
Capital Gain Distributions, Six Months	$4.48	$4.48	$4.48	$4.48	$4.48	$4.48

Portfolio Management Team

Owen Fitzpatrick, CFA, Managing Director

Lead Portfolio Manager of the fund. Began managing the fund in 2009.

— Joined Deutsche Asset & Wealth Management in 1995.

— Prior to his current role as Head of US Equity, he was Managing Director of Deutsche Bank Private Wealth Management, head of US Equity Strategy, manager of the US large cap core, value and growth portfolios, member of the US Investment Committee and head of the Equity Strategy Group.

— Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously he served as a portfolio manager at Manufacturer's Hanover Trust Company.

— BA and MBA, Fordham University.

Thomas M. Hynes, Jr., CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2009.

— Joined Deutsche Asset &Wealth Management in 1995, served in DB Private Wealth Management from 1995–2004; served as US equity portfolio manager at Citigroup Asset Management from 2004–2007; rejoined Deutsche Asset & Wealth Management in 2007.

— Portfolio manager for US Large Cap Equity: New York.

— BS, Fordham University.

Brendan O'Neill, CFA, Director

Portfolio Manager of the fund. Joined the fund in 2009.

— Joined Deutsche Asset & Wealth Management in 2000.

— Equity Research Analyst covering the financial services sector from 2001–2009.

— Previously served as a member of the Large Cap Core Equity team.

— BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at March 31, 2014 (27.4% of Net Assets)
1. Google, Inc. Provides a Web-based search engine for the Internet	4.3%
2. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communication devices	3.7%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	3.3%
4. Express Scripts Holding Co. Full-service pharmacy benefit management and specialty managed care company	2.6%
5. Visa, Inc. Operates a retail electronic payments network and manages global financial services	2.5%
6. Gilead Sciences, Inc. Developer of nucleotide pharmaceuticals	2.4%
7. NIKE, Inc. Designs, develops and markets athletic footwear, apparel, equipment and accessory products	2.4%
8. PepsiCo., Inc. Provider of soft drinks, snack foods and food services	2.2%
9. Home Depot, Inc. Home improvement retailer that sells building materials and home improvements products	2.0%
10. Halliburton Co. Provider of oil well services	2.0%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 8. A quarterly Fact Sheet is available on dws-investments.com or upon request. Please see the Account Management Resources section on page 42 for contact information.

Investment Portfolio as of March 31, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 19.6%
Auto Components 0.9%
BorgWarner, Inc. (a)	229,329	14,096,854
Hotels, Restaurants & Leisure 3.7%
Brinker International, Inc. (a)	248,538	13,035,818
Las Vegas Sands Corp.	251,813	20,341,454
Norwegian Cruise Line Holdings Ltd.*	133,068	4,294,105
Starwood Hotels & Resorts Worldwide, Inc.	237,907	18,937,397
		56,608,774
Internet & Catalog Retail 2.4%
Amazon.com, Inc.*	89,007	29,952,636
Expedia, Inc. (a)	102,543	7,434,367
		37,387,003
Media 3.1%
Comcast Corp. "A" (a)	584,332	29,228,286
Twenty-First Century Fox, Inc. "A"	546,977	17,486,855
		46,715,141
Multiline Retail 1.0%
Dollar General Corp.*	272,372	15,111,198
Specialty Retail 5.0%
Dick's Sporting Goods, Inc.	323,714	17,678,021
GNC Holdings, Inc. "A" (a)	166,911	7,347,422
Home Depot, Inc.	390,482	30,898,841
L Brands, Inc. (a)	363,497	20,635,725
		76,560,009
Textiles, Apparel & Luxury Goods 3.5%
NIKE, Inc. "B"	485,343	35,847,434
VF Corp. (a)	282,210	17,463,155
		53,310,589
Consumer Staples 10.6%
Beverages 2.2%
PepsiCo., Inc.	404,854	33,805,309
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	222,990	24,903,523
Whole Foods Market, Inc.	512,593	25,993,591
		50,897,114
Food Products 4.3%
Hillshire Brands Co.	649,608	24,204,394
Mead Johnson Nutrition Co.	212,909	17,701,254
Mondelez International, Inc. "A"	686,214	23,708,694
		65,614,342
Personal Products 0.8%
Estee Lauder Companies, Inc. "A"	170,257	11,386,788
Energy 4.9%
Energy Equipment & Services 2.0%
Halliburton Co.	522,679	30,780,566
Oil, Gas & Consumable Fuels 2.9%
Antero Resources Corp.* (a)	225,195	14,097,207
EOG Resources, Inc.	65,901	12,927,799
Pioneer Natural Resources Co. (a)	85,776	16,052,121
RSP Permian, Inc.*	33,557	969,462
		44,046,589
Financials 6.0%
Capital Markets 2.9%
Affiliated Managers Group, Inc.*	98,814	19,767,741
Ameriprise Financial, Inc.	114,419	12,594,099
Charles Schwab Corp. (a)	412,793	11,281,633
		43,643,473
Consumer Finance 1.3%
Discover Financial Services	349,399	20,331,528
Diversified Financial Services 0.9%
IntercontinentalExchange Group, Inc.	70,904	14,026,938
Real Estate Investment Trusts 0.9%
Crown Castle International Corp. (REIT)	178,752	13,188,322
Health Care 14.7%
Biotechnology 6.7%
Celgene Corp.*	207,282	28,936,567
Cepheid, Inc.* (a)	231,430	11,937,159
Gilead Sciences, Inc.*	524,629	37,175,211
Medivation, Inc.* (a)	210,188	13,529,802
NPS Pharmaceuticals, Inc.* (a)	361,428	10,817,540
		102,396,279
Health Care Equipment & Supplies 1.5%
CareFusion Corp.*	319,222	12,839,109
St. Jude Medical, Inc.	160,830	10,516,674
		23,355,783
Health Care Providers & Services 4.6%
Express Scripts Holding Co.*	518,487	38,933,189
McKesson Corp.	149,403	26,380,088
Premier, Inc. "A"*	116,327	3,832,974
		69,146,251
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	177,567	21,350,656
Pharmaceuticals 0.5%
Allergan, Inc.	62,252	7,725,473
Industrials 12.1%
Aerospace & Defense 2.5%
Boeing Co.	193,383	24,267,633
TransDigm Group, Inc. (a)	76,728	14,210,025
		38,477,658
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	97,394	11,065,907
Electrical Equipment 3.2%
AMETEK, Inc.	463,544	23,867,880
Regal-Beloit Corp.	85,791	6,237,864
Roper Industries, Inc.	138,288	18,462,831
		48,568,575
Industrial Conglomerates 0.6%
General Electric Co.	357,925	9,266,678
Machinery 3.7%
Dover Corp.	195,654	15,994,714
Parker Hannifin Corp.	233,046	27,897,937
SPX Corp.	124,242	12,214,231
		56,106,882
Road & Rail 1.4%
Norfolk Southern Corp. (a)	213,538	20,749,488
Information Technology 26.9%
Communications Equipment 0.6%
Ciena Corp.* (a)	161,052	3,662,323
Palo Alto Networks, Inc.*	82,179	5,637,479
		9,299,802
Computers & Peripherals 3.7%
Apple, Inc.	105,212	56,471,489
Internet Software & Services 7.6%
eBay, Inc.*	164,681	9,096,979
Facebook, Inc. "A"*	316,897	19,089,875
Google, Inc. "A"*	58,482	65,178,774
LinkedIn Corp. "A"*	66,364	12,273,358
Splunk, Inc.*	150,981	10,793,632
		116,432,618
IT Services 4.1%
Accenture PLC "A" (a)	189,626	15,116,985
Cognizant Technology Solutions Corp. "A"*	181,166	9,168,811
Visa, Inc. "A" (a)	173,276	37,403,357
		61,689,153
Semiconductors & Semiconductor Equipment 1.6%
Avago Technologies Ltd.	150,117	9,669,036
NXP Semiconductor NV*	109,950	6,466,159
Xilinx, Inc. (a)	150,273	8,155,316
		24,290,511
Software 9.3%
Citrix Systems, Inc.*	210,616	12,095,677
FireEye, Inc.* (a)	51,201	3,152,446
Fortinet, Inc.*	374,691	8,254,443
Guidewire Software, Inc.*	98,848	4,848,494
Intuit, Inc.	150,715	11,715,077
Microsoft Corp.	1,245,394	51,048,700
Oracle Corp.	379,830	15,538,845
Salesforce.com, Inc.* (a)	127,884	7,300,897
Solera Holdings, Inc.	136,014	8,615,127
VMware, Inc. "A"* (a)	178,144	19,243,115
		141,812,821
Materials 4.6%
Chemicals 4.1%
Ecolab, Inc.	224,434	24,236,628
LyondellBasell Industries NV "A"	235,519	20,947,060
Monsanto Co.	153,782	17,495,778
		62,679,466
Containers & Packaging 0.5%
Ball Corp.	148,699	8,150,192
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	102,044	4,632,798
Total Common Stocks (Cost $1,005,203,153)		1,521,179,017

	Principal Amount ($)	Value ($)

Convertible Bond 0.1%
Health Care
Cepheid, Inc., 144A, 1.25%, 2/1/2021 (Cost $1,302,000)	1,302,000	1,402,905

	Shares	Value ($)

Securities Lending Collateral 17.4%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $264,918,603)	264,918,603	264,918,603
Cash Equivalents 0.0%
Central Cash Management Fund, 0.05% (b) (Cost $362,947)	362,947	362,947

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,271,786,703)†	117.2	1,787,863,472
Other Assets and Liabilities, Net	(17.2)	(262,293,532)
Net Assets	100.0	1,525,569,940

* Non-income producing security.

† The cost for federal income tax purposes was $1,273,636,812. At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $514,226,660. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $522,392,944 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,166,284.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $262,441,022, which is 17.2% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$1,521,179,017	$—	$—	$1,521,179,017
Convertible Bond (d)	—	1,402,905	—	1,402,905
Short-Term Investments (d)	265,281,550	—	—	265,281,550
Total	$1,786,460,567	$1,402,905	$—	$1,787,863,472

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,006,505,153) — including $262,441,022 of securities loaned	$1,522,581,922
Investment in Daily Assets Fund Institutional (cost $264,918,603)*	264,918,603
Investment in Central Cash Management Fund (cost $362,947)	362,947
Total investments in securities, at value (cost $1,271,786,703)	1,787,863,472
Cash	10,028
Receivable for investments sold	4,098,972
Receivable for Fund shares sold	341,934
Dividends receivable	905,881
Interest receivable	6,933
Other assets	59,120
Total assets	1,793,286,340
Liabilities
Payable upon return of securities loaned	264,918,603
Payable for Fund shares redeemed	1,274,010
Accrued management fee	612,941
Accrued Trustees' fees	1,485
Other accrued expenses and payables	909,361
Total liabilities	267,716,400
Net assets, at value	$1,525,569,940
Net Assets Consist of
Undistributed net investment income	2,947,368
Net unrealized appreciation (depreciation) on investments	516,076,769
Accumulated net realized gain (loss)	114,204,501
Paid-in capital	892,341,302
Net assets, at value	$1,525,569,940

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($597,710,029 ÷ 8,133,562 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$73.49
Maximum offering price per share (100 ÷ 94.25 of $73.49)	$77.97
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,788,376 ÷ 40,852 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$68.26
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($26,902,865 ÷ 395,352 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$68.05
Class R Net Asset Value, offering and redemption price per share ($7,046,899 ÷ 96,273 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$73.20
Class S Net Asset Value, offering and redemption price per share ($693,426,116 ÷ 9,370,288 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$74.00
Institutional Class Net Asset Value, offering and redemption price per share ($197,695,655 ÷ 2,673,134 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$73.96

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2014 (Unaudited)
Investment Income
Income: Dividends	$9,444,662
Income distributions — Central Cash Management Fund	2,138
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	44,813
Total income	9,491,613
Expenses: Management fee	3,545,063
Administration fee	765,829
Services to shareholders	1,102,361
Distribution and service fees	872,347
Custodian fee	15,652
Professional fees	55,333
Reports to shareholders	56,490
Registration fees	36,818
Trustees' fees and expenses	23,797
Other	31,568
Total expenses before expense reductions	6,505,258
Expense reductions	(175)
Total expenses after expense reductions	6,505,083
Net investment income (loss)	2,986,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	116,134,082
Change in net unrealized appreciation (depreciation) on investments	39,059,397
Net gain (loss)	155,193,479
Net increase (decrease) in net assets resulting from operations	$158,180,009

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Operations: Net investment income (loss)	$2,986,530	$15,592,814
Operations: Net investment income (loss)	$2,986,530	$15,592,814
Net realized gain (loss)	116,134,082	96,875,770
Change in net unrealized appreciation (depreciation)	39,059,397	117,014,485
Net increase (decrease) in net assets resulting from operations	158,180,009	229,483,069
Distributions to shareholders from: Net investment income: Class A	(1,678,594)	(4,525,336)
Class C	—	(18,525)
Class R	—	(32,148)
Class S	(3,697,546)	(6,565,315)
Institutional Class	(1,246,356)	(2,557,668)
Net realized gains: Class A	(35,230,544)	—
Class B	(199,004)	—
Class C	(1,744,132)	—
Class R	(407,962)	—
Class S	(40,091,468)	—
Institutional Class	(12,364,455)	—
Total distributions	(96,660,061)	(13,698,992)
Fund share transactions: Proceeds from shares sold	47,025,936	96,573,859
Reinvestment of distributions	89,350,920	12,429,492
Payments for shares redeemed	(133,916,117)	(323,589,406)
Net increase (decrease) in net assets from Fund share transactions	2,460,739	(214,586,055)
Increase (decrease) in net assets	63,980,687	1,198,022
Net assets at beginning of year	1,461,589,253	1,460,391,231
Net assets at end of period (including undistributed net investment income of $2,947,368 and $6,583,334, respectively)	$1,525,569,940	$1,461,589,253

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
Class A	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$70.56		$60.83	$46.90	$48.32		$44.01		$48.01
Income (loss) from investment operations: Net investment income (loss)a	.09		.60	.20	.15	d	.05		.20
Net realized and unrealized gain (loss)	7.53		9.63	13.91	(1.43)		4.37		(4.05)
Total from investment operations	7.62		10.23	14.11	(1.28)		4.42		(3.85)
Less distributions from: Net investment income	(.21)		(.50)	(.18)	(.14)		(.14)		(.15)
Net realized gains on investment transactions	(4.48)		—	—	—		—		—
Total distributions	(4.69)		(.50)	(.18)	(.14)		(.14)		(.15)
Increase from regulatory settlements	—		—	—	—		.03	e	—
Net asset value, end of period	$73.49		$70.56	$60.83	$46.90		$48.32		$44.01
Total Return (%)b	10.92	**	16.97	30.17	(2.71)		10.15	e	(7.96	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	598		569	572	521		618		614
Ratio of expenses before expense reductions (%)	.99	*	1.01	1.02	1.04		1.07		1.12
Ratio of expenses after expense reductions (%)	.99	*	1.01	1.02	1.04		1.07		1.11
Ratio of net investment income (loss) (%)	.25	*	.94	.36	.27	d	.10		.51
Portfolio turnover rate (%)	35	**	31	27	48		68		74
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
e Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.
* Annualized
** Not annualized

			Years Ended September 30,
Class B	Six Months Ended 3/31/14 (Unaudited)		2013		2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$65.97		$56.92		$44.16	$45.78		$41.98		$46.03
Income (loss) from investment operations: Net investment income (loss)a	(.26)		.03		(.31)	(.29	)d	(.37)		(.04)
Net realized and unrealized gain (loss)	7.03		9.02		13.07	(1.33)		4.14		(3.94)
Total from investment operations	6.77		9.05		12.76	(1.62)		3.77		(3.98)
Less distributions from: Net investment income	—		—		—	—		—		(.07)
Net realized gains on investment transactions	(4.48)		—		—	—		—		—
Total distributions	(4.48)		—		—	—		—		(.07)
Increase from regulatory settlements	—		—		—	—		.03	e	—
Net asset value end of period	$68.26		$65.97		$56.92	$44.16		$45.78		$41.98
Total Return (%)b	10.36	c**	15.90	c	28.89	(3.54)		9.05	e	(8.62	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	3		3		4	5		8		15
Ratio of expenses before expense reductions (%)	1.99	*	1.98		1.97	1.96		2.06		2.10
Ratio of expenses after expense reductions (%)	1.98	*	1.95		1.97	1.96		2.06		1.82
Ratio of net investment income (loss) (%)	(.75	)*	.05		(.59)	(.64	)d	(.89)		(.20)
Portfolio turnover rate (%)	35	**	31		27	48		68		74
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
e Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.
* Annualized
** Not annualized

			Years Ended September 30,
Class C	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$65.72		$56.65	$43.86	$45.43		$41.57		$45.52
Income (loss) from investment operations: Net investment income (loss)a	(.19)		.10	(.21)	(.20	)c	(.26)		(.07)
Net realized and unrealized gain (loss)	7.00		9.01	13.00	(1.37)		4.09		(3.88)
Total from investment operations	6.81		9.11	12.79	(1.57)		3.83		(3.95)
Less distributions from: Net investment income	—		(.04)	—	—		—		—
Net realized gains on investment transactions	(4.48)		—	—	—		—		—
Total distributions	(4.48)		(.04)	—	—		—		—
Increase from regulatory settlements	—		—	—	—		.03	d	—
Net asset value, end of period	$68.05		$65.72	$56.65	$43.86		$45.43		$41.57
Total Return (%)b	10.48	**	16.07	29.16	(3.46)		9.29	d	(8.68)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	27		27	29	27		29		30
Ratio of expenses (%)	1.78	*	1.79	1.78	1.81		1.84		1.90
Ratio of net investment income (loss) (%)	(.54	)*	.17	(.40)	(.49	)c	(.67)		(.28)
Portfolio turnover rate (%)	35	**	31	27	48		68		74
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
d Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.
* Annualized
** Not annualized

			Years Ended September 30,
Class R	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$70.24		$60.62	$46.74	$48.14		$43.96		$47.85
Income (loss) from investment operations: Net investment income (loss)a	(.05)		.34	.05	.02	c	(.13)		.14
Net realized and unrealized gain (loss)	7.49		9.62	13.88	(1.42)		4.36		(4.01)
Total from investment operations	7.44		9.96	13.93	(1.40)		4.23		(3.87)
Less distributions from: Net investment income	—		(.34)	(.05)	—		(.08)		(.02)
Net realized gains on investment transactions	(4.48)		—	—	—		—		—
Total distributions	(4.48)		(.34)	(.05)	—		(.08)		(.02)
Increase from regulatory settlements	—		—	—	—		.03	d	—
Net asset value, end of period	$73.20		$70.24	$60.62	$46.74		$48.14		$43.96
Total Return (%)	10.71	**	16.54	29.81	(2.91)		9.70	d	(8.08	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		7	6	4		75		74
Ratio of expenses before expense reductions (%)	1.37	*	1.39	1.28	1.29		1.45		1.25
Ratio of expenses after expense reductions (%)	1.37	*	1.39	1.28	1.29		1.45		1.24
Ratio of net investment income (loss) (%)	(.13	)*	.54	.09	.03	c	(.28)		.38
Portfolio turnover rate (%)	35	**	31	27	48		68		74
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
d Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.
* Annualized
** Not annualized

			Years Ended September 30,
Class S	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$71.12		$61.32	$47.29	$48.72		$44.37		$48.41
Income (loss) from investment operations: Net investment income (loss)a	.19		.77	.35	.29	c	.17		.30
Net realized and unrealized gain (loss)	7.58		9.69	14.00	(1.44)		4.42		(4.08)
Total from investment operations	7.77		10.46	14.35	(1.15)		4.59		(3.78)
Less distributions from: Net investment income	(.41)		(.66)	(.32)	(.28)		(.27)		(.26)
Net realized gains on investment transactions	(4.48)		—	—	—		—		—
Total distributions	(4.89)		(.66)	(.32)	(.28)		(.27)		(.26)
Increase from regulatory settlements	—		—	—	—		.03	d	—
Net asset value, end of period	$74.00		$71.12	$61.32	$47.29		$48.72		$44.37
Total Return (%)	11.06	**	17.29	30.47	(2.43)		10.43	d	(7.72	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	693		649	624	542		620		587
Ratio of expenses before expense reductions (%)	.72	*	.75	.76	.77		.80		.85
Ratio of expenses after expense reductions (%)	.72	*	.75	.76	.77		.80		.84
Ratio of net investment income (loss) (%)	.52	*	1.20	.62	.55	c	.37		.78
Portfolio turnover rate (%)	35	**	31	27	48		68		74
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
d Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.
* Annualized
** Not annualized

			Years Ended September 30,
Institutional Class	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$71.11		$61.32	$47.29	$48.73		$44.41		$48.40
Income (loss) from investment operations: Net investment income (loss)a	.19		.79	.39	.33	c	.21		.35
Net realized and unrealized gain (loss)	7.59		9.70	13.99	(1.44)		4.41		(4.06)
Total from investment operations	7.78		10.49	14.38	(1.11)		4.62		(3.71)
Less distributions from: Net investment income	(.45)		(.70)	(.35)	(.33)		(.33)		(.28)
Net realized gains on investment transactions	(4.48)		—	—	—		—		—
Total distributions	(4.93)		(.70)	(.35)	(.33)		(.33)		(.28)
Increase from regulatory settlements	—		—	—	—		.03	d	—
Net asset value, end of period	$73.96		$71.11	$61.32	$47.29		$48.73		$44.41
Total Return (%)	11.07	**	17.34	30.58	(2.37)		10.50	d	(7.56	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	198		206	226	249		461		366
Ratio of expenses before expense reductions (%)	.71	*	.70	.69	.70		.72		.71
Ratio of expenses after expense reductions (%)	.71	*	.70	.69	.70		.72		.71
Ratio of net investment income (loss) (%)	.52	*	1.23	.70	.61	c	.45		.91
Portfolio turnover rate (%)	35	**	31	27	48		68		74
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
d Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Capital Growth Fund (the "Fund") is a diversified series of DWS Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer; analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the value reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended March 31, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $343,085,680 and $419,035,242, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.495%
Next $750 million of such net assets	.465%
Next $1.5 billion of such net assets	.445%
Next $2.5 billion of such net assets	.425%
Next $2.5 billion of such net assets	.395%
Next $2.5 billion of such net assets	.375%
Next $2.5 billion of such net assets	.355%
Over $12.5 billion of such net assets	.335%

Accordingly, for the six months ended March 31, 2014, the fee pursuant to the management agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund's average daily net assets.

For the period from October 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.23%
Class B	1.98%
Class C	1.98%
Class R	1.48%
Class S	.98%
Institutional Class	.98%

For the six months ended March 31, 2014, fees waived and/or expenses reimbursed for Class B shares are $175.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2014, the Administration Fee was $765,829, of which $132,493 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2014, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2014
Class A	$338,561	$120,619
Class B	5,227	2,020
Class C	14,700	5,114
Class R	3,889	1,327
Class S	322,246	112,471
Institutional Class	84,890	25,433
	$769,513	$266,984

Distribution and Service Fees. Under the Fund's Class B, C and R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75%, of average daily net assets of each of Class B and C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Service Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended March 31, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2014
Class B	$11,697	$1,836
Class C	103,468	17,601
Class R	8,917	1,521
	$124,082	$20,958

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2014	Annualized Rate
Class A	$701,616	$240,306	.23%
Class B	3,817	1,224	.24%
Class C	34,027	12,046	.25%
Class R	8,805	2,844	.25%
	$748,265	$256,420

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2014, aggregated $13,471.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2014, the CDSC for Class B and C shares aggregated $1,633 and $1,242, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2014, DIDI received $797 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,185, of which $4,157 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	164,290	$12,090,803	447,070	$28,579,719
Class B	127	8,588	1,742	101,687
Class C	25,043	1,694,442	38,462	2,255,600
Class R	10,645	776,031	31,322	1,967,543
Class S	259,962	19,262,307	409,040	26,040,614
Institutional Class	177,746	13,193,765	590,981	37,628,696
		$47,025,936		$96,573,859
Shares issued to shareholders in reinvestment of distributions
Class A	489,036	$35,303,519	72,527	$4,290,714
Class B	2,916	196,081	—	—
Class C	19,136	1,282,125	221	12,298
Class R	4,991	359,309	499	29,426
Class S	568,473	41,293,810	103,274	6,146,863
Institutional Class	150,359	10,916,076	32,782	1,950,191
		$89,350,920		$12,429,492
Shares redeemed
Class A	(587,861)	$(43,352,533)	(1,856,206)	$(118,025,521)
Class B	(11,473)	(790,882)	(30,578)	(1,835,001)
Class C	(54,658)	(3,757,921)	(138,575)	(8,160,137)
Class R	(18,059)	(1,340,329)	(25,139)	(1,587,105)
Class S	(583,551)	(43,359,140)	(1,566,564)	(100,311,445)
Institutional Class	(557,073)	(41,315,312)	(1,399,198)	(93,670,197)
		$(133,916,117)		$(323,589,406)
Net increase (decrease)
Class A	65,465	$4,041,789	(1,336,609)	$(85,155,088)
Class B	(8,430)	(586,213)	(28,836)	(1,733,314)
Class C	(10,479)	(781,354)	(99,892)	(5,892,239)
Class R	(2,423)	(204,989)	6,682	409,864
Class S	244,884	17,196,977	(1,054,250)	(68,123,968)
Institutional Class	(228,968)	(17,205,471)	(775,435)	(54,091,310)
		$2,460,739		$(214,586,055)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2014 to March 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 10/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/14	$1,109.20	$1,103.60	$1,104.80	$1,107.10	$1,110.60	$1,110.70
Expenses Paid per $1,000*	$5.21	$10.38	$9.34	$7.20	$3.79	$3.74
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 10/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/14	$1,020.00	$1,015.06	$1,016.06	$1,018.10	$1,021.34	$1,021.39
Expenses Paid per $1,000*	$4.99	$9.95	$8.95	$6.89	$3.63	$3.58

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Capital Growth Fund	.99%	1.98%	1.78%	1.37%	.72%	.71%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees, including the Independent Trustees, approved the renewal of DWS Capital Growth Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

—The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations (the "IFC Report").

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SDGAX	SDGBX	SDGCX	SCGSX	SDGTX
CUSIP Number	23338J 103	23338J 202	23338J 301	23338J 509	23338J 707
Fund Number	498	698	798	2398	564

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SDGRX
CUSIP Number	23338J 608
Fund Number	1508

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DCG F-3
(R-027137-3 5/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 30, 2014